Property and Equipment	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Property and Equipment

Note 6 – Property and Equipment

Following table illustrates net book value of Property and equipment as at December 31, 2015 and March 31, 2015;

	12/31/2015	03/31/2015
Office equipment	$19,893	$21,405
Furniture & fittings	220,071	211,411
Computer equipment (Data Processing Equipment)	480,380	484,769
Improvements to lease hold assets	2,002	2,154
Website Development	7,971	8,577
	730,317	728,317
Accumulated depreciation and amortization	(619,677)	(637,680)
Net fixed assets	$110,640	$90,637

Depreciation and amortization expense for the nine months ended December 31, 2015 and 2014 was $26,830 and $25,213 respectively.

Note 7 – Property and equipment

Following table illustrates net book value of Property and equipment as at March 31, 2015 and 2014:

	03/31/2015	03/31/2014
Office equipment	$21,405	$21,600
Furniture & fittings	211,411	207,074
Computer equipment (Data Processing Equipment)	484,769	459,792
Improvements to lease hold assets	2,154	2,174
Website Development	8,577	8,655
	728,317	699,295
Accumulated depreciation and amortization	(637,680)	(611,285)
Net fixed assets	$90,637	$88,010

Depreciation and amortization expense for the years ended March 31, 2015 and 2014 was $31,948 and $36,814 respectively.

Duo Software (Pvt.) Limited [Member]
Property and Equipment

Note 6 – Property and Equipment

Following table illustrates net book value of fixed assets as at March 31, 2014 and 2013:

	03/31/2014	03/31/2013
Office equipment	$21,600	$22,250
Furniture & fittings	207,074	201,013
Computer equipment (Data Processing Equipment)	459,792	425,378
Improvements to lease hold assets	2,174	2,239
Website Development	8,655	8,915
	699,295	659,795
Accumulated depreciation and amortization	(611,285)	(591,782)
Net fixed assets	$88,010	$68,013

Depreciation and amortization expense for the years ended March 31, 2014 and 2013 was $36,814 and $42,612 respectively.